Offerings	Aug. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.700 % Senior Notes due 2029
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99312
Maximum Aggregate Offering Price	$ 1,241,400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 171,437.34
Offering Note	This filing fee table shall be deemed to update the "Calculation of Filing Fee Tables" included as Exhibit 107 to the Company's Registration Statement on Form S-3 (File No. 333-295600) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2032
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.98972
Maximum Aggregate Offering Price	$ 494,860,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,340.17
Offering Note	Same as Footnote 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2036
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.98066
Maximum Aggregate Offering Price	$ 490,330,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 67,714.57
Offering Note	Same as Footnote 1.